Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable and Long-Term Debt [Abstract]
Notes Payable and Long-Term Debt
Notes payable and long-term debt consists of the following in order of preference:

	December 31, 2020	December 31, 2019
2018 First Lien Term Loan	$130,000	$146,000
Convertible Senior Notes	172,500	172,500
Note payable - Promissory Note	10,000	-
Note payable - Unsecured Loan	7,485	-
Note payable - IVG	-	4,240
Gross notes payable and long-term debt	319,985	322,740
Less deferred finance charges	(5,873)	(7,660)
Less current maturities	(12,000)	(15,240)
Net notes payable and long-term debt	$302,112	$299,840